Marketable Securities - Summary of Fair Value of Available-for-sale Debt Securities by Contractual Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Maturing in one year or less, Amortized Cost	$ 73,446	$ 60,462
Maturing in more than one year, Amortized Cost	1,482	37,863
Amortized Cost	74,928	98,325
Maturing in one year or less, Fair Value	72,453	60,406
Maturing in more than one year, Fair Value	1,460	37,698
Debt Securities, Available-for-sale, Total	$ 73,913	$ 98,104